Statement of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2018		$ 17,001	$ 233,299	$ (253,805)	$ (3,505)
Beginning balance, shares at Mar. 31, 2018		17,001,312
Effect of merger transaction		$ 5,667		90,747	96,414
[custom:StockIssuedDuringPeriodSharesEffectOfMergerTransactionShares]		5,667,104
Issuance of common stock to consultant for services		$ 12	49,988		50,000
Issuance of common stock to consultant for services, shares		12,500
Issuance of common stock in connection with private placement		$ 8	29,992		30,000
Issuance of common stock in connection with private placement, shares		7,500
Stock-based compensation in connection with grant of options to officer			1,100,350		1,100,350
Net loss				(1,331,947)	(1,331,947)
Ending balance, value at Mar. 31, 2019		$ 22,688	1,413,629	(1,495,005)	(58,688)
Ending balance, shares at Mar. 31, 2019		22,688,416
Net loss				(23,703)	(23,703)
Ending balance, value at Jun. 30, 2019		$ 22,688	1,413,629	(1,518,708)	(82,391)
Ending balance, shares at Jun. 30, 2019		22,688,416
Beginning balance, value at Mar. 31, 2019		$ 22,688	1,413,629	(1,495,005)	(58,688)
Beginning balance, shares at Mar. 31, 2019		22,688,416
Net loss					(105,807)
Ending balance, value at Dec. 31, 2019		$ 22,788	1,513,529	(1,600,812)	(64,495)
Ending balance, shares at Dec. 31, 2019		22,788,416
Beginning balance, value at Mar. 31, 2019		$ 22,688	1,413,629	(1,495,005)	(58,688)
Beginning balance, shares at Mar. 31, 2019		22,688,416
Issuance of common stock in connection with private placement		$ 122	121,128		121,250
Issuance of common stock in connection with private placement, shares		121,250
Net loss				(125,039)	(125,039)
Ending balance, value at Mar. 31, 2020		$ 22,810	1,534,757	(1,620,044)	(62,477)
Ending balance, shares at Mar. 31, 2020		22,809,666
Beginning balance, value at Jun. 30, 2019		$ 22,688	1,413,629	(1,518,708)	(82,391)
Beginning balance, shares at Jun. 30, 2019		22,688,416
Issuance of common stock in connection with private placement		$ 100	99,900		100,000
Issuance of common stock in connection with private placement, shares		100,000
Net loss				(45,385)	(45,385)
Ending balance, value at Sep. 30, 2019		$ 22,788	1,513,529	(1,564,093)	(27,776)
Ending balance, shares at Sep. 30, 2019		22,788,416
Net loss				(36,719)	(36,719)
Ending balance, value at Dec. 31, 2019		$ 22,788	1,513,529	(1,600,812)	(64,495)
Ending balance, shares at Dec. 31, 2019		22,788,416
Beginning balance, value at Mar. 31, 2020		$ 22,810	1,534,757	(1,620,044)	(62,477)
Beginning balance, shares at Mar. 31, 2020		22,809,666
Issuance of common stock in connection with private placement		$ 478	478,272		478,750
Issuance of common stock in connection with private placement, shares		478,750
Net loss				(97,360)	(97,360)
Ending balance, value at Jun. 30, 2020		$ 23,288	2,013,029	(1,717,404)	318,913
Ending balance, shares at Jun. 30, 2020		23,288,416
Beginning balance, value at Mar. 31, 2020		$ 22,810	1,534,757	(1,620,044)	(62,477)
Beginning balance, shares at Mar. 31, 2020		22,809,666
Net loss					(576,787)
Ending balance, value at Dec. 31, 2020		$ 23,838	2,688,696	(2,196,831)	515,703
Ending balance, shares at Dec. 31, 2020		23,838,416
Beginning balance, value at Jun. 30, 2020		$ 23,288	2,013,029	(1,717,404)	318,913
Beginning balance, shares at Jun. 30, 2020		23,288,416
Issuance of common stock to consultant for services		$ 150	161,850		162,000
Issuance of common stock to consultant for services, shares		150,000
Net loss				(230,564)	(230,564)
Ending balance, value at Sep. 30, 2020		$ 23,438	2,174,879	(1,947,968)	250,349
Ending balance, shares at Sep. 30, 2020		23,438,416
Net loss				(248,863)	(248,863)
Ending balance, value at Dec. 31, 2020		$ 23,838	$ 2,688,696	$ (2,196,831)	$ 515,703
Ending balance, shares at Dec. 31, 2020		23,838,416